Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations
Revenue, net	$ 5,430	$ 7,268
Cost of goods sold (exclusive of depreciation)	3,986	4,964
Operating expenses:
Selling, general and administrative	22,105	13,606
Depreciation	872	561
Casualty losses, net of recoveries		155
Total operating expenses	22,977	14,322
Operating loss	(21,533)	(12,018)
Change in fair value of convertible notes	(970)
Tariff refund	(2,401)
Change in fair value of warrants liabilities	(195)
Loss on financing transaction	4,043
Other (income) expenses, net	(44)	(48)
Loss before income taxes	(22,060)	(12,085)
Income tax expense	208	1,205
Net loss	$ (22,268)	$ (13,290)
Weighted-average shares outstanding, basic and diluted
Basic	6,257,476	5,292,384
Diluted	6,257,476	5,292,384
Net loss per share, basic and diluted
Basic	$ (3.56)	$ (2.51)
Diluted	$ (3.56)	$ (2.51)
Nonrelated Party
Operating expenses:
Interest expense	$ 64	$ 32
Related party
Operating expenses:
Interest expense	$ 30	$ 83